Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Rent expense under operating lease agreements	$ 25,600,000	$ 26,400,000	$ 21,500,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	13,855,000	19,925,000
Royalty expense related to agreements	48,800,000	53,200,000	52,500,000
Total contingent obligation	88,400,000.0
Contingent cash payments to be made in 2015	24,900,000
Additional contingent cash payments to be made in 2016	25,700,000
Additional contingent cash payments to be made in 2017	15,500,000
Additional contingent cash payments to be made thereafter	22,300,000
Fair value of contingent consideration	17,500,000
Commitment under employment contract agreements	15,500,000
Amounts held in escrow in connection with acquisitions	2,500,000	2,500,000
Preacquisition contingencies included in accrued and other liabilities	100,000	100,000
Other noncurrent liabilities
Loss Contingencies [Line Items]
Fair value of contingent consideration	10,000,000
Accrued liabilities
Loss Contingencies [Line Items]
Fair value of contingent consideration	$ 7,500,000